UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds
Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$499,022	$709,117	0.04%
Lydian SPV Limited	12/1/2008	1,213,209	1,213	0.00

Total Convertible Arbitrage		1,712,231	710,330	0.04

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	15,688	0.00
Avenue Asia Investments L.P.	7/1/2002	4,476,541	7,227,978	0.45
Avenue Europe Investments, L.P.	8/1/2004	10,988,415	9,930,082	0.61
Cerberus International, Ltd.	12/1/2007	54,797,654	47,235,749	2.92
Cerberus International SPV, Ltd	11/1/2009	58,101,960	50,306,244	3.11

Total Distressed		128,422,737	114,715,741	7.09

Equity Long/Short - High Hedge
Ascend Partners Fund II, LP	2/1/2010	20,000,000	20,683,963	1.28
Oceanic Hedge Fund	10/1/2009	20,000,000	19,806,646	1.22
Prism Partners III Leveraged, L.P.	6/1/2008	41,976,715	47,106,331	2.91

Total Equity Long/Short - High Hedge		81,976,715	87,596,940	5.41

Equity Long/Short - Opportunistic
Eminence Partners LP	12/1/2009	30,000,000	30,532,643	1.89
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	24,705,313	38,601,099	2.38
Karsch Capital II, LP	5/1/2004	24,659,154	31,961,099	1.97
Lansdowne Global Financials Fund, L.P.	10/1/2004	20,911,366	45,926,271	2.84
Lansdowne UK Equity Fund, L.P.	5/1/2009	40,000,000	48,627,569	3.00
Pelham Long/Short Fund Ltd	11/1/2009	25,000,000	26,345,724	1.63
Seligman Tech Spectrum Fund LLC	9/1/2009	40,000,000	42,680,257	2.64
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	30,000,000	30,190,847	1.87
Visium Special Holdings LLC	4/1/2009	2,119,767	2,901,269	0.18

Total Equity Long/Short - Opportunistic		237,395,600	297,766,778	18.40

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	$27,982,039	$23,676,762	1.46%
Plainfield 2009 Liquidating LLC	6/1/2009	57,258,194	40,191,874	2.48
Q Funding III, L.P.	7/1/2002	26,032,003	22,903,076	1.42
Silver Point Capital Fund, L.P.	6/1/2007	11,103,708	8,081,467	0.50

Total Event Driven Credit		122,375,944	94,853,179	5.86

Macro
Brevan Howard L.P.	8/1/2004	45,967,793	73,649,400	4.55
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	41,379,706	48,051,813	2.97
Discovery Global Opportunity Partners, L.P.	9/1/2009	27,500,000	34,700,542	2.15
GSA Composite Alpha Partners L.P.	9/1/2008	631,447	538,155	0.03
Meru US HFF, LP	12/1/2009	20,000,000	20,258,432	1.25
Moore Emerging Markets Fund Ltd.	6/1/2009	32,758,434	32,438,582	2.00
QFR Victoria Fund, Ltd.	10/1/2009	30,000,000	32,485,375	2.01

Total Macro		198,237,380	242,122,299	14.96

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	8,629,059	2,606,040	0.16
Citadel Wellington LLC	7/1/2002	48,447,646	69,199,488	4.28
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	28,974,113	35,848,949	2.22
Diamondback Partners, LP	3/1/2010	32,000,000	32,537,600	2.01
HBK Fund II L.P.	11/1/2009	18,468,577	28,485,688	1.76
HBK SLV L.P.	11/1/2009	2,424,302	3,284,799	0.20
Magnetar Capital Fund, LP	1/1/2008	6,816,837	5,430,390	0.33
Magnetar Capital Fund II LP	1/1/2010	53,183,163	46,405,774	2.87
Millenium USA, L.P.	8/1/2008	77,481,241	88,338,825	5.46
OZ Domestic Partners, L.P.	7/1/2002	23,810,261	25,683,517	1.59
Perry Partners, L.P.	12/1/2006	2,086,112	1,151,683	0.07
Polygon Global Opportunities Fund LP	7/1/2005	48,068,944	34,724,911	2.15
QVT Associates II LP	7/1/2009	60,157,164	66,816,403	4.13
QVT Associates II Holdings Ltd.	7/1/2009	8,123,974	9,250,176	0.57
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	7,409,849	2,759,615	0.17
TPG-Axon Partners, LP	10/1/2007	118,279,615	100,320,999	6.20

Total Multi-Strategy		544,360,857	552,844,857	34.17

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2010

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Restructurings and Value
Amber Fund LP	4/1/2007	$1,194,145	$934,499	0.06%
Castlerigg Onshore SPV	1/1/2009	3,686,011	3,304,697	0.20
Castlerigg Partners L.P.	5/1/2007	3,746,909	3,136,754	0.20
Empyrean Capital Fund, LP	7/1/2004	407,519	—	0.00
One East Partners, LP	8/1/2006	11,088,669	7,328,856	0.45
Owl Creek Overseas Fund, Ltd.	10/1/2009	35,000,000	38,296,159	2.37

Total Restructurings and Value		55,123,253	53,000,965	3.28

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	7,008,189	23,824,909	1.47
GSA Capital International Partners, L.P.	9/1/2008	6,598,292	7,866,237	0.49

Total Statistical Arbitrage		13,606,481	31,691,146	1.96

Total Investments in Investment Funds		1,383,211,198	1,475,302,235	91.17

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2010

Description	Cost	Fair Value	Percent of Partners’ Capital
Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.12%	$31,444,186	$31,444,186	1.94%

Total Short-Term Investments	31,444,186	31,444,186	1.94

Total Investments in Investment Funds and Short-Term Investments	$1,414,655,384	1,506,746,421	93.11

Other Assets, less Liabilities		111,525,596	6.89

Total Partners’ Capital		$1,618,272,017	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2010

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	34.17%
Equity Long/Short - Opportunistic	18.40
Macro	14.96
Distressed	7.09
Event Driven Credit	5.86
Equity Long/Short - High Hedge	5.41
Restructurings and Value	3.28
Statistical Arbitrage	1.96
Short-Term Investments	1.94
Convertible Arbitrage	0.04

Total Investments in Investment Funds and Short-Term Investments	93.11%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are invested in a money market fund or overnight in a short-term time deposit with the Partnership’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value. Investments in short-term time deposits are valued at amortized cost, which approximates fair value.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b)

inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments, fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3
Investment Funds
Convertible Arbitrage	$—	$—	$710,330
Distressed	—	—	114,715,741
Equity Long/Short - High Hedge	—	66,912,977	20,683,963
Equity Long/Short - Opportunistic	—	237,987,142	59,779,636
Event Driven Credit	—	—	94,853,179
Macro	—	241,584,144	538,155
Multi-Strategy	—	27,731,139	525,113,718
Restructurings and Value	—	22,742,582	30,258,383
Statistical Arbitrage	—	31,691,146	—

Total Investment Funds	$—	$628,649,130	$846,653,105

Short-term Investments	$—	$31,444,186	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2009	$731,644,743
Net realized gain (loss)	(7,921,745)
Net change in unrealized appreciation/depreciation	27,975,614
Purchases	77,181,476
Sales	(59,605,399)
Transfers into Level 3	170,327,350
Transfers out of Level 3	(92,948,934)

Balance as of March 31, 2010	$846,653,105

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$28,642,598

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2010

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 28, 2010

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 28, 2010